SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   69   (File No. 2-28529)                   [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   44  (File No. 811-1629)                                 [X]
              ------


AXP DIMENSIONS SERIES, INC.
(formerly AXP New Dimensions Fund, Inc.)
200 AXP Financial Center
Minneapolis, MN 55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ] (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

AXP Dimensions Series, Inc. has adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Growth Trust, the master fund.

                           AXP(R) New Dimensions Fund

                 Supplement to the Sept. 28, 2003 Prospectus and
                   Statement of Additional Information (SAI)

This supplement describes the Fund's Class I shares and it supplements certain information in the Fund's prospectus and SAI dated Sept. 28, 2003. The caption headings used in this Supplement correspond with the caption headings used in the prospectus and SAI.

Prospectus

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I is new as of the date of this supplement and therefore performance information is not available. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for Class A shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to the date the class began operations may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses. The use of blended performance generally results in lower performance than Class I shares would have experienced had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                              Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                            none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none

Annual Fund operating expenses(a) (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:                Class I
Management fees                                             0.52%
Distribution (12b-1) fees                                   0.00 %
Other expenses(b)                                           0.04 %
Total                                                       0.56 %

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) Other expenses include an administrative services fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:
                            1 year                3 years
Class I                       $57                  $179



BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by AEFA, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

Statement of Additional Information

Investing In the Fund
The description of the sales charge is supplemented as follows:

For Class I, there is no initial sales charge so the public offering price is the same as the NAV.

Agreements
The description of the Transfer Agency Agreement is supplemented as follows:

The rate for Class I is $1.00 per year.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation dated Nov. 10, 1988, filed electronically as Exhibit No. 1 to Post-Effective Amendment No. 42 to Registration Statement No. 2-28529, are incorporated by reference.

(a)(2)   Articles of Amendment to the Articles of Incorporation dated
         June 16, 1999, are incorporated by reference to Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 65 filed on or about Sept. 26, 2001.

(a)(3) Articles of Amendment to the Articles of Incorporation for AXP New Dimensions Fund, Inc. dated Nov. 14, 2002 are incorporated by reference to Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 68 filed on or about Sept. 25, 2003.

(b)      By-Laws of AXP New Dimensions Fund, Inc. as amended January 11, 2001,
         are   incorporated   by  reference  to  Exhibit  (b)  to  Registrant's
         Post-Effective Amendment No. 65 filed on or about Sept. 26, 2001.

(c) Stock certificate, filed as Exhibit 3 to Registrant's Amendment Number One to Registration Statement No. 2-28529 dated July 8, 1968, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-28529, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(d)(2) Investment Management Services Agreement between Registrant, AXP Dimensions Series, Inc. on behalf of AXP Growth Dimensions Fund and American Express Financial Corporation, dated Dec. 1, 2002, is
         incorporated   by   reference  to  Exhibit   (d)(2)  to   Registrant's
         Post-Effective Amendment No. 68 filed on or about Sept. 25, 2003.

(d)(3) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Investment Management Services Agreements differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(1) Distribution Agreement dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant, on behalf of AXP Growth Dimensions Fund and American Express Financial Advisors Inc., dated March 9, 2000, is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 61 filed on or about April 4, 2000.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(g)(2) Addendum to the Custodian Agreement between IDS New Dimensions Fund, Inc., on behalf of AXP New Dimensions Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(g)(3) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(4) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(g)(5) Custodian Agreement between Registrant, on behalf of AXP Growth Dimensions Fund, and American Express Trust Company, dated March 9, 2000, is incorporated by reference to Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 61 filed on or about April 4, 2000.

(g)(6) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(7) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 57 to Registration Statement No. 2-28529, is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund, and American Express Financial Corporation, effective November 1, 1997, is incorporated by reference to Exhibit 9(h) to Registrant's Post-Effective Amendment No. 58 filed on or about Sept. 29, 1999.

(h)(3) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 44 to Registration Statement No. 2-28529, is incorporated by reference.

(h)(4) License Agreement dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999, as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5)   Plan  and   Agreement   of  Merger   dated  April  10,   1986,   filed
         electronically as Exhibit No. 9 to Post-Effective Amendment No. 38 to Registration Statement No. 2-28529, is incorporated by reference.

(h)(6) Agreement and Plan of Reorganization dated March 10, 2000 between Strategist Growth Fund, Inc. on behalf of Strategist Growth Trends Fund and AXP New Dimensions Fund, filed electronically on or about September 27, 2000 as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(7) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated herein by reference. Registrant's Class Y Shareholder Service Agreement for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(8) Administrative Services Agreement between Registrant, on behalf of AXP Growth Dimensions Fund, and American Express Financial Corporation, dated March 9, 2000, is incorporated by reference to Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 61 filed on or about April 4, 2000.

(h)(9) Transfer Agency Agreement between AXP Dimension Series, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund, and American Express Client Service Corporation, dated May 1, 2003, is incorporated
         by  reference  to  Exhibit  (h)(9)  to   Registrant's   Post-Effective
         Amendment No. 68 filed on or about Sept. 25, 2003.

(h)(10) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Services Corporation dated Nov. 13, 2003 filed electronically on or about Nov. 25, 2003 as Exhibit (h)(9), is incorporated by reference to AXP Stock Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-11358.

(h)(11) Amendment to Administrative Services Agreement between Registrant, on behalf of AXP New Dimensions Fund and American Express Financial Corporation, dated March 9, 1999 filed electronically on or about September 27, 2000 as Exhibit (h)(11) to Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(12) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreements differ from the one incorporated be reference only by the fact that Registrant is one executing party.

(h)(13) Class Y Shareholder Service Agreement between Registrant, on behalf of AXP Growth Dimensions Fund, and American Express Financial Advisors Inc., dated March 9, 2000, filed electronically on or about September 25, 2002 as Exhibit (h)(12) to AXP New Dimensions Fund, Inc. Post-Effective Amendment No. 66 to Registration Statement No. 2-28529, is incorporated by reference.

(i)      Opinion and consent of counsel is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. Registrant and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 26, 1999. Registrant's Plan and Agreement of Distribution for AXP New Dimensions Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution for Class C Shares between Registrant, AXP New Dimensions Fund, Inc., on behalf of AXP Growth Dimensions Fund and AXP New Dimensions Fund and American Express Financial Advisors, dated March 9, 2000, filed electronically on or about September 27, 2000, as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(n) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No.24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No.
         33-30770, is incorporated by reference.

(q)(1) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 8, 2003, filed electronically on or about July 24, 2003 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-28529 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
         (q)(2) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(5) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.

(q)(4) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 18, 2002, filed electronically as Exhibit
         (q)(6) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.

(q)(5) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 8, 2003, filed electronically on or about July 24, 2003 as Exhibit (q)(5) to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-28529 is incorporated by reference.

(q)(6) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 9, 2002, filed electronically as Exhibit
         (q)(4) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved(including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Express                                          Senior Vice President and
Senior Vice President and       Financial Advisors Inc.                                   Chief Financial Officer
Chief Financial Officer
                                American Express                                          Director
                                Trust Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice Pesident and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Treasurer

                                American Express Financial                                Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice Pesident and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Insurance Agency of                                   Treasurer
                                Arkansas, Inc.

                                IDS Life Insurance Company                                Vice Pesident and Treasurer

                                IDS Life Insurance Company                                Vice Pesident and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

Robert C. Bloomer               American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Leslie H. Bodell                American Express                                          Vice President - Technologies
Vice President -                Financial Advisors Inc.
Technologies

Kenneth I. Chenault             American Express Company     World Financial Center       Chairman and Chief
Director                                                     200 Vesey Street             Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Retail Distribution
Vice President - Retail         Advisors Inc.                                             Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - AEFA
Vice President - AEFA           Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.


Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President -  Chief
Executive Vice                  Advisors Inc.                                             Marketing Officer
President - Chief
Marketing Officer               IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

                                American Express Trust Company                            Vice President

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investment                                                               Investments
Administration Officer
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Investment
                                Advisors Inc.                                             Administration Officer

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Nancy E. Jones                  American Express Financial                                Vice President - Business Development
Vice President -                Advisors Inc.                                             Strategy
Business Development
Strategy

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Theresa A. Kaminski
Vice President -
Compliance

Michelle M. Keeley              American Express                                          Senior Vice President - Fixed Income
Senior Vice President -         Financial Advisors Inc.
Fixed Income
                                American Express Asset                                    Director
                                Management Group, Inc.

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
                                                                                          Prevention Officer

                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Credit Opportunities                             Money Laundering
                                GP LLC                                                    Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Financial                                Money Laundering
                                Corporation                                               Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of                                   Money Laundering
                                Arkansas, Inc.                                            Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Financial
Manager Platinum Financial                                                                Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President and Director of
Vice President and Director     Advisors Inc.                                             Equity Research
of Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance
                                Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Credit                                           Vice President and Chief Financial
                                Opportunities GP LLC                                      Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Insurance Agency of                                   Secretary
                                Arkansas Inc.

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Executive Vice President -      Service Corporation                                       President and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Rebecca Nash                    American Express Financial                                Vice President -
Vice President -                Corporation                                               Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Service Operations

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Service Operations

Balakrish R. Natarajan          American Express Financial                                Vice President - Finance
Vice President - Finance        Advisors Inc.

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kristi L. Petersen              American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                Kenwood Capital Management LLC                            Chief Legal Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

Daniel J. Rivera                American Express                                          Vice President - Senior
Vice President - Senior         Financial Advisors Inc.                                   Portfolio Manager II
Portfolio Manager II

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital                                          Director
Senior Vice President -         Strategies Group Inc.
Institutional
Group                           Advisory Select LLC                                       Director

                                American Express Asset                                    Director and Chief
                                Management Group Inc.                                     Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing
Client Acquisition
Marketing

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan
Vice President - Plan           Financial Corporation                                     Sponsor Services
Sponsor Services
                                American Express Financial                                Vice President - Plan
                                Advisors Inc.                                             Sponsor Services

                                American Express Trust                                    Vice President - Plan
                                Company                                                   Sponsor Services

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.
AEFA Controller

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer,
Products Group                  AMEX Assurance Company                                    Director

                                American Centurion Life                                   Vice President - Finance
                                Assurance Company

                                American Enterprise                                       Vice President - Finance
                                Life Insurance Company

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Certificate                              Vice President - Finance
                                Company

                                American Partners                                         Vice President - Finance
                                Life Insurance Company

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Life Insurance Company                                Vice President - Finance
                                New York

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President -         Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Vice President                  Advisors Inc.
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

David L. Yowan                  American Enterprise          829 AXP Financial Center     Treasurer
Vice President and Corporate    REO 1, LLC                   Minneapolis, MN  55474
Treasurer
                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Kenwood Capital Management LLC                            Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief          None
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President -      None
                                                        and Treasurer

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA                  None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -                 None
         1000 S. Pine Island Road                       Southern Florida
         Suite 510
         Plantation, FL  33324

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments           None
                                                        Administration Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage             None
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive           None
                                                        Business Development

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance            None

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General             None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary                              None

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Ronald W. Powell                               Vice President and                     None
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance               None
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Board member and
                                                        Institutional Group                    Vice President

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I                         None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Dimensions Series, Inc., certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 12th day of December, 2003.


AXP DIMENSIONS SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 2003.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chairman of the Board
---------------------
     Arne H. Carlson

                                                     Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

Signature                                            Capacity


/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney, dated January 8, 2003 filed electronically as Exhibit (q)(1) is incorporated by reference by:




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, GROWTH TRUST consents to the filing of this Amendment to the Registration Statement of AXP Dimensions Fund, Inc. signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 12th day of December, 2003.


                               GROWTH TRUST


                               By /s/   Paula R. Meyer
                                  ----------------------
                                        Paula R. Meyer, President



                               By /s/   Jeffrey P. Fox
                                  ---------------------
                                        Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 2003.

Signature                                            Capacity

/s/  Arne H. Carlson***                              Chairman of the Board
---------------------
     Arne H. Carlson

                                                     Trustee
--------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone***                            Trustee
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser***                            Trustee
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter***                              Trustee
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.***                        Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha***                               Trustee
----------------------
     Alan G. Quasha

Signature                                            Capacity


/s/  Stephen W. Roszell***                           Trustee
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson***                              Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby***                         Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott***                          Trustee
-------------------------
     William F. Truscott


*** Signed pursuant to Trustees' Power of Attorney dated Jan. 8, 2003, filed electronically as Exhibit (q)(5) is incorporated by reference by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 69 TO REGISTRATION STATEMENT NO. 2-28529


This Post-Effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectuses for AXP Growth Dimensions Fund and AXP New Dimensions Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

Part B.

     The Statements of Additional Information and financial statements for AXP Growth Dimensions Fund and AXP New Dimensions Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 68 to Registration Statement No. 2-28529 filed on or about Sept. 25, 2003.

Part A and Part B.

     Class I Supplement for AXP New Dimensions Fund prospectus and Statement of Additional Information.

Part C.

     Other information.

     The signatures.

     Exhibits